Prepayment, Other Receivables And Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayment, Other Receivables And Other Current Assets, Net [Abstract]
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

6. PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

Prepayment, other receivables and other current assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Prepayments to suppliers	24,384,141	29,385,651	3,775,475
Other receivables – related party	—	1,504,691	193,323
Others	3,589	4,920	632
Total	24,387,730	30,895,262	3,969,430
Allowance for expected credit losses	—	(60,720)	(7,801)
Total, net	24,387,730	30,834,542	3,961,629

Allowance for expected credit losses, net consists of the following:

	2024	2025	2025
	HKD	HKD	US$
Beginning balance, January 1	—	—	—
Addition	—	59,540	7,650
Exchange realignment	—	1,180	151
Ending balance, December 31	—	60,720	7,801